Financial Instruments (Details 1) (Significant Observable Inputs (Level 2), USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	$ 6,251	$ 8,781
Liabilities	(11,495)	(13,918)
Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	37,717	23,528
Liabilities	(13,485)	(19,360)
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	6,180	7,839
Liabilities	(6,251)	(7,510)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	37,150	23,396
Liabilities	(11,956)	(19,068)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	71	942
Liabilities		(187)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Assets	567	132
Liabilities	(1,529)	(292)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Liabilities	$ (5,244)	$ (6,221)